Allowance for Loan Losses (the Allowance) - Loan and lease modifications granted categorized as TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) contract
Loan and lease modifications
Number of Contracts | contract		5
Pre-Modification Outstanding Recorded Investment		$ 2,973
Post-Modification Outstanding Recorded Investment		2,973
Related Allowance		63
Loan and lease modifications granted and subsequently defaulted	$ 0	$ 0
Commercial mortgage
Loan and lease modifications
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 796
Post-Modification Outstanding Recorded Investment		$ 796
Land and Construction
Loan and lease modifications
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 1,628
Post-Modification Outstanding Recorded Investment		$ 1,628
Commercial and industrial
Loan and lease modifications
Number of Contracts | contract		2
Pre-Modification Outstanding Recorded Investment		$ 282
Post-Modification Outstanding Recorded Investment		282
Related Allowance		$ 63
Small Business Loans
Loan and lease modifications
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 267
Post-Modification Outstanding Recorded Investment		$ 267